19. RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2015
Related Party Transactions [Abstract]
Due from an affiliate
		June 30,	December 31,
	Note	2015	2014

Xinji Beiguo Mall	(1)	947	50
Total		$—	$50

Other financing receivables, net, related party
		June 30,	December 31,
	Note	2015	2014

Yuanshi County Natural Gas Sales Company	(1)	—	782
Total		$—	$782

Due to affiliates
		June 30,	December 31,
	Notes	2015	2014
		(unaudited)

Mr. Li		$144	$144
Alliance Rich	(1)	4,002	3,917
Hebei Kaiyuan	(1)	6,012	5,807
Smart Success	(1)	9	9
Hebei Ruijie Hotel Management Company	(1)	74	15,690
Yuanshi County Natural Gas Sales Company	(2)	—	77
Total		$10,241	$25,644

Accounts payable, related parties
	June 30,	December 31,
	2015	2014
	(unaudited)

Ruituo	$—	$66,633
Beiguo Auto	$222	$16,978
Xinji Beiguo Mall	$45,108	$24,600
	45,330	108,211

Deposits for inventories, related party
	June 30,	December 31,
	2015	2014
	(unaudited)

Ruituo	$14,020	$—
	14,020	—

Schedule of related party transactions
		Six months ended June 30,
	Notes	2015	2014
		(unaudited)	(unaudited)
Capital nature:
Hebei Kaiyuan	(1) (a)	$—	$21,178
Hebei Kaiyuan	(1) (b)	—	9,937
Hebei Kaiyuan	(1) (d)	199	338
Hebei Ruijie Hotel Management Company	(1) (a)	24,472	24,436
Hebei Ruijie Hotel Management Company	(1) (b)	39,776	—
Hebei Ruijie Hotel Management Company	(1) (d)	581	—
Ruituo	(3)(a)	24,472	24,436
Mr. Li	(4) (a)	183,868	118,922
Alliance Rich	(1) (d)	84	760
Hebei Shengrong Investment Co. Ltd.	(1) (a)	16,314	—
Mr. Wei	(6) (a)	16,314	—

Trading nature:
Ruituo	(3) (c)	57,613	245,392
Ruituo	(3) (d)	1,021	1,023
Beiguo Auto	(5) (c)	216	20,915
Beiguo Auto	(5) (d)	76	1,032
Xinji Beiguo Mall	(5) (c)	43,650	80,329
Xinji Beiguo Mall	(5) (d)	985	1,496
Hebei Ruijie Hotel Management	(1) (e)	572	—